UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended September 28, 2012

Institutional Investment Manager Filing this Report:


U.S. Trust Company of Delaware
1100 North King Street
Wilmington, DE  19884

Form 13F File Number:  028-10270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael Didovic
Director
212-670-0546

Signature, Place, and Date of Signing:



/s/ Michael Didovic
_______________________
/s/ Michael Didovic
New York, NY
November 14, 2012

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation